Expense Example, No Redemption - The Trenchless Fund ETF - The Trenchless Fund ETF Class	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	$ 822